VIRTUS KAR Long/Short Equity Fund SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2020
($ reported in thousands)
	Shares	Value
Common Stocks—91.0%
Communication Services—6.7%
Alphabet, Inc. Class C(1)(2)	2,462	$3,651
Auto Trader Group plc	366,248	2,573
		6,224

Consumer Discretionary—8.4%
Home Depot, Inc. (The)	10,261	2,724
Pool Corp.	10,711	3,392
Trip.com Group Ltd. ADR(1)	62,869	1,710
		7,826

Consumer Staples—9.9%
Grocery Outlet Holding Corp.(1)	72,177	3,175
Lamb Weston Holdings, Inc.	62,498	3,755
Monster Beverage Corp.(1)	29,383	2,306
		9,236

Financials—15.6%
Berkley (W.R.) Corp.	49,100	3,032
Moelis & Co. Class A	64,359	1,917
Moody’s Corp.	8,856	2,491
Primerica, Inc.(2)	35,966	4,304
SEI Investments Co.	54,931	2,875
		14,619

Health Care—6.6%
Mettler-Toledo International, Inc.(1)	2,355	2,202
Silk Road Medical, Inc.(1)	26,956	1,252
Zoetis, Inc.	17,958	2,724
		6,178

Industrials—14.3%
CoreLogic, Inc.	46,891	3,196
Lennox International, Inc.	10,481	2,810
Old Dominion Freight Line, Inc.	9,330	1,706
TransUnion	30,958	2,773
Verisk Analytics, Inc.(2)	15,219	2,872
		13,357

Information Technology—22.4%
Avalara, Inc.(1)	16,633	2,236
CDW Corp.(2)	22,875	2,659
DocuSign, Inc.(1)	13,593	2,947
Intuit, Inc.(2)	9,413	2,884
Jack Henry & Associates, Inc.(2)	14,983	2,672
nCino, Inc.(1)	15,044	1,190
	Shares	Value

Information Technology—continued
Trade Desk, Inc. (The) Class A(1)	6,298	$2,842
Visa, Inc. Class A	18,427	3,509
		20,939

Materials—3.7%
Scotts Miracle-Gro Co. (The)	21,878	3,469
Real Estate—3.4%
Lamar Advertising Co. Class A	47,973	3,153
Total Common Stocks (Identified Cost $69,336)		85,001

Total Long-Term Investments—91.0% (Identified Cost $69,336)		85,001

Short-Term Investment—8.5%
Money Market Mutual Fund—8.5%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.070%)(3)	7,909,584	7,910
Total Short-Term Investment (Identified Cost $7,909)		7,910

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT—99.5% (Identified Cost $77,245)		92,911

Securities Sold Short(4)—(18.4)%
Consumer Discretionary—(4.2)%
Beazer Homes USA, Inc.(5)	(29,289)	(328)
Century Communities, Inc.(5)	(41,175)	(1,467)
H&R Block, Inc.	(78,664)	(1,140)
ODP Corp. (The)	(43,849)	(968)
		(3,903)

Consumer Staples—(0.8)%
Flowers Foods, Inc.	(34,281)	(780)
Financials—(3.9)%
Focus Financial Partners, Inc. Class A(5)	(37,248)	(1,376)
LendingClub Corp.(5)	(85,838)	(448)
Third Point Reinsurance, Ltd.(5)	(117,482)	(915)
	Shares	Value

Financials—continued
Waddell & Reed Financial, Inc. Class A	(63,408)	$(925)
		(3,664)

Industrials—(5.6)%
ACCO Brands Corp.	(150,008)	(978)
Allison Transmission Holdings, Inc.	(29,911)	(1,117)
ArcBest Corp.	(15,355)	(467)
Deluxe Corp.	(22,327)	(630)
Herc Holdings, Inc.(5)	(29,989)	(1,006)
Textainer Group Holdings Ltd.(5)	(88,235)	(745)
Werner Enterprises, Inc.	(6,747)	(297)
		(5,240)

Information Technology—(2.0)%
Endurance International Group Holdings, Inc.(5)	(322,003)	(1,826)
Real Estate—(1.9)%
Paramount Group, Inc.	(109,810)	(783)
Regency Centers Corp.	(15,894)	(652)
Retail Opportunity Investments Corp.	(32,481)	(353)
		(1,788)

Total Securities Sold Short (Proceeds $(16,770))		(17,201)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT—81.1% (Identified Cost $60,475)		$75,710
Other assets and liabilities, net—18.9%		17,659
NET ASSETS—100.0%		$93,369

Abbreviation:
ADR	American Depositary Receipt

Footnote Legend:
(1)	Non-income producing.
(2)	All or portion segregated as collateral for securities sold short.
(3)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(4)	The Fund is contractually responsible to the lender for any dividends payable and interest accrued on securities while those securities are in a short position. These dividends and interest are recorded as an expense of the Fund.
(5)	No dividend expense on security sold short.
See Notes to Schedule of Investments

VIRTUS KAR Long/Short Equity Fund SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2020
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of July 31, 2020, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at July 31, 2020	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$85,001	$85,001
Money Market Mutual Fund	7,910	7,910
Total Assets	92,911	92,911
Liabilities:
Equity Securities:
Common Stocks	(17,201)	(17,201)
Total Liabilities	(17,201)	(17,201)
Total Investments	$75,710	$75,710
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at July 31, 2020.
There were no transfers into or out of Level 3 related to securities held at July 31, 2020.
See Notes to Schedule of Investments

VIRTUS KAR Long/Short Equity Fund NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2020
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund’s fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depository Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to Fund’s most recent semi or annual report.
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